Provisions for Return Conditions - Schedule of Changes in Provisions for Return Conditions (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Provisions for return conditions details [abstract]
Extension of operating contracts	$ 14,650
Extension period of maintenance	$ 48,581